SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:              |_|;   Amendment Number:

This Amendment (Check only one.) :    |_|    is a restatement.
                                      |_|    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow

Address:     9 Old King's Highway South
             Suite 300
             Darien, CT  06820

Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
Title: Director
Phone: 203-655-6272




/s/ Peter J. Gavey          Darien, Connecticut                August 13, 2004
------------------       ----------------------------      ---------------------
   [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:         $215,609
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                           FORM 13F Report for Quarter Ended June 30, 2004

Name of Reporting Manager: Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
AGERE SYS INC               COMMON    00845V100   2082     905100    SH               SOLE                905100
ANDREW CORP                 OTC IS    034425108   2306     115260    SH               SOLE                115260
AMPHENOL CORP-CL A          COMMON    032095101   5966     179050    SH               SOLE                179050
ALLIANT TECHSYSTEMS         COMMON    018804104   6872     108490    SH               SOLE                108490
BOWNE & CO INC              COMMON    103043105   3755     236900    SH               SOLE                236900
BERKSHIRE HATHAWAY          COMMON    084670108  32022        360    SH               SOLE                   360
BEAZER HOMES USA INC        COMMON    07556Q105   2343      23360    SH               SOLE                 23360
CREDIT ACCEPTANCE CO        OTC IS    225310101   6322     419507    SH               SOLE                419507
CAREER EDUCATION CO         OTC IS    141665109   6282     137880    SH               SOLE                137880
CHARMING SHOPPES INC        OTC IS    161133103   1763     197445    SH               SOLE                197445
CINCINNATI GAS & ELEC       PREFER    172070203   1414      19920    SH               SOLE                 19920
CIRCOR INTL INC             COMMON    17273K109   3380     165790    SH               SOLE                165790
CONNECTICUT LIGHT           PREFER    207597626    244       7575    SH               SOLE                  7575
CORVEL CORP                 OTC IS    221006109   1294      45630    SH               SOLE                 45630
DOLLAR GENERAL CORP         COMMON    256669102   6137     313761    SH               SOLE                313761
ECHOSTAR COMMUNICATIONS     OTC IS    278762109   9481     308310    SH               SOLE                308310
DIRECTV GROUP INC           COMMON    25459L106   4972     290789    SH               SOLE                290789
DEVON ENERGY CORP           COMMON    25179M103   2200      33330    SH               SOLE                 33330
CALLAWAY GOLF CO            COMMON    131193104   3186     280940    SH               SOLE                280940
EXULT INC                   OTC IS    302284104   3446     640500    SH               SOLE                640500
GENESEE & WYOMING INC       OTC IS    371559105   7643     322500    SH               SOLE                322500
HALLIBURTON CO              COMMON    406216101   4647     153580    SH               SOLE                153580
INTERACTIVECORP             OTC IS    45840Q101   7051     233950    SH               SOLE                233950
IDT CORPORATION             COMMON    448947309   2657     144100    SH               SOLE                144100
IDX SYSTEMS CORP            OTC IS    449491109   3875     121500    SH               SOLE                121500
INTERPOOL INC               COMMON    46062R108  12350     746240    SH               SOLE                746240
IRON MOUNTAIN INC PA        COMMON    462846106   4414      91464    SH               SOLE                 91464
CARMAX INC                  COMMON    143130102   3868     176880    SH               SOLE                176880
LIBERTY MEDIA CORP          OTC IS    530718105   4627     514658    SH               SOLE                514658
LIBERTY MEDIA INTL INC      OTC IS    530719103   3876     104476    SH               SOLE                104476
LESCARDEN INC               OTC IS    526867106    100     345000    SH               SOLE                345000
LENNAR CORP                 COMMON    526057104   3862      86360    SH               SOLE                 86360
LENNAR CORP                 COMMON    526057302    234       5660    SH               SOLE                  5660
LABORATORY CORP AM          COMMON    50540R409   9510     239550    SH               SOLE                239550
LIFELINE SYS INC            OTC IS    532192101   5506     232707    SH               SOLE                232707
MAXTOR CORP                 OTC IS    577729205   1105     166670    SH               SOLE                166670
OVERSTOCK COM INC DEL       OTC IS    690370101   8072     206394    SH               SOLE                206394
PECO ENERGY CO              PREFER    693304404    282       3800    SH               SOLE                  3800
POWERWAVE TECH              OTC IS    739363109   1348     175000    SH               SOLE                175000
SEALED AIR CORP             COMMON    81211K100   9181     172348    SH               SOLE                172348
SEI CORP                    OTC IS    784117103   2729      93974    SH               SOLE                 93974
STANCORP FINL GROUP INC     COMMON    852891100    759      11330    SH               SOLE                 11330
SPECTRASITE INC             OTC IS    84761M104   2247      52000    SH               SOLE                 52000
SUMTOTAL SYSTEMS INC        OTC IS    866615107   1325     203866    SH               SOLE                203866
TJX COMPANIES INC NEW       COMMON    872540109   1982      82100    SH               SOLE                 82100
***TOMMY HILFIGER CORP-O    COMMON    G8915Z102   1009      66670    SH               SOLE                 66670
TYCO INTERNATIONAL LTD N    COMMON    902124106   1657      50002    SH               SOLE                 50002
YELLOW CORP                 OTC IS    985577105   4223     105940    SH               SOLE                105940

03716-0001 #505727